Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

As approved by its stockholders at the extraordinary general meeting, the “Company filed an Amended and Restated Memorandum and Articles of Association (the “A&R Charter”) on October 25, 2023, which (i) extended the date by which the Company has to consummate a business combination to December 18, 2023 and (ii) allowed the Company, without another shareholder vote, to elect to extend the Termination Date (as defined in the Proxy Statement) to consummate a business combination on a monthly basis for up to six times by an additional one month each time after December 18, 2023 (or such shorter period as necessary to comply with applicable listing requirements), by resolution of the Company’s board of directors, if requested by Plum Partners, LLC, and upon five days advance notice prior to the applicable termination date, until June 18, 2024, or a total of up to nine months after September 18, 2023, unless the closing of a business combination shall have occurred prior thereto.

An aggregate of 1,972,625 Class A ordinary shares of the Company were tendered for Redemption in connection with the shareholders’ vote at the extraordinary general meeting.

On October 18, 2023, the parties to the A&R Subscription Agreement entered into Amendment No. 1 to the A&R Subscription Agreement, in which the parties amended the consideration of a Capital Call made pursuant to the A&R Subscription Agreement to the following: (a) 431,735 shares of Class A Common Stock of the SPAC (the “Initial Shares”) free and clear of any liens or other encumbrances, other than pursuant to the Letter Agreement and the Investor shall not be subject to forfeiture, surrender, claw-back, transfers, disposals, exchanges, or earn-outs for any reason on the Initial Shares; (b) 71,956 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $12.50 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$12.50 Shares”); and (c) 71,956 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $15.00 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$15 Shares” and together with the Initial Shares and the $12.50 Shares, the “Subscription Shares”).

On October 18, 2023, the parties to the Second Subscription Agreement entered into Amendment No. 1 to the Second Subscription Agreement, in which the parties (a) limited the total amount of the Investor’s Capital Commitment that may be called subject to the Second Subscription Agreement to $750,000 and (b) amended the consideration of a Capital Call made pursuant to the Second Subscription Agreement to the following: (a) 448,169 shares of Class A Common Stock of the SPAC (the “Initial Shares”) free and clear of any liens or other encumbrances, other than pursuant to the Letter Agreement and the Investor shall not be subject to forfeiture, surrender, claw-back, transfers, disposals, exchanges, or earn-outs for any reason on the Initial Shares; (b) 74,695 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $12.50 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$12.50 Shares”); and (c) 74,695 shares of Class A Common Stock of the SPAC that must be held by the Investor until the VWAP of the Class A Common Stock equals or exceeds $15.00 for any 20 trading days within any 30 days trading period within 10 years from the consummation of the De-SPAC (the “$15 Shares” and together with the Initial Shares and the $12.50 Shares, the “Subscription Shares”).

On November 16, 2023, the Company entered into a subscription agreement (“Fourth Subscription Agreement”) with Palmeira Investment Limited (the “Investor”) and Plum Partners, LLC (the “Sponsor” and, together with the Company and Investor, the “Parties”), the purpose of which is for the Sponsor to raise up to $800,000 from the Investor to fund the Articles Extension and to provide working capital to the Company during the Articles Extension (“Investor’s Capital Commitment”).

In connection with the Fourth Subscription Agreement, the Company issued an unsecured promissory note, dated as of November 12, 2023, in the principal amount of up to $800,000 to Sponsor, which may be drawn down by the Company from time to time prior to the consummation of the Company’s Business Combination. As noted, an initial draw in the amount of $249,750 occurred on November 21, 2023. The note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The note will be repaid only to the extent that the Company has funds available to it outside of its trust account established in connection with its Initial Public Offering and is convertible into Private Placement Warrants of the Company at a price of $1.50 per warrant at the option of the Sponsor.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, besides the below, the Company did not identify any subsequent events other than noted below that would have required adjustment or disclosure in the financial statements.

Extraordinary General Meeting and Redemption of Shares

On March 15, 2023, Plum held an extraordinary general meeting of its Shareholders (1) to amend Plum’s amended and restated memorandum and articles of association (the “Articles”) to extend the date (the “Termination Date”) by which Plum has to consummate a business combination (the “Articles Extension”) from March 18, 2023 (the “Original Termination Date”) to June 18, 2023 (the “Articles Extension Date”) and to allow Plum, without another shareholder vote, to elect to extend the Termination Date to consummate a business combination on a monthly basis for up to nine times by an additional one month each time after the Articles Extension Date, by resolution of Plum’s board of directors if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until March 18, 2024, or a total of up to twelve months after the Original Termination Date, unless the closing of Plum’s initial business combination shall have occurred prior to such date (the “Extension Amendment Proposal”) and (2) to amend the Articles to eliminate from the Articles the limitation that Plum may not redeem Class A ordinary shares to the extent that such Redemption would result in Plum having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended) of less than $5,000,001 (the “Redemption Limitation”) in order to allow Plum to redeem Public Shares irrespective of whether such Redemption would exceed the Redemption Limitation (the “Redemption Limitation Amendment Proposal”). The shareholders of Plum approved the Extension Amendment Proposal and the Redemption Limitation Amendment Proposal at the Shareholder Meeting and on March 15, 2023, Plum filed the amendment to the Articles with the Registrar of Companies of the Cayman Islands.

In connection with the vote to approve the Extension Amendment Proposal, the holders of 26,693,416 Class A ordinary shares properly exercised their right to redeem their shares for cash at a Redemption price of $10.23 per share, for an aggregate Redemption amount of $273,112,311.62.

Business Combination Agreement

On March 2, 2023, Plum entered into a Business Combination Agreement (as may be amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement” and the transactions contemplated thereby, collectively, the “Business Combination”), by and among Plum, Sakuu Corporation, a Delaware corporation (the “Company”), Plum SPAC 1 Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Plum (“Merger Sub I”), and Plum SPAC 2 Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of Plum (“Merger Sub II”).

Subject to its terms and conditions, the Business Combination Agreement provides that (a) on the day of the closing of the Business Combination (the “Closing”), Plum will change its jurisdiction of incorporation by deregistering and transferring by way of continuation as a Cayman Islands exempted company limited by shares and domesticating as a corporation incorporated under the laws of the State of Delaware (“Domestication”), change its name to “Sakuu Holdings, Inc.”, and amend its governing documents to become the Post-Closing Certificate of Incorporation and Post-Closing Bylaws (as such terms are defined in the Business Combination Agreement), (b) following the Domestication and upon the filing of the Certificate of First Merger (as defined in the Business Combination Agreement), Merger Sub I will merge with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of Plum (“First Merger”), and (c) immediately following the First Merger and upon the filing of the Certificate of Second Merger (as defined in the Business Combination Agreement), the Company will merge with and into Merger Sub II, with Merger Sub II surviving the merger as a wholly owned subsidiary of Plum (“Second Merger”).

Subscription Agreement

As disclosed in the definitive proxy statement filed by Plum with the Securities and Exchange Commission on February 24, 2023 (the “Proxy Statement”), relating to the extraordinary general meeting of shareholders of Plum (the “Shareholder Meeting”), Plum Partners, LLC (the “Sponsor”) agreed that if the Extension Amendment Proposal (as defined below) is approved, it or one or more of its affiliates, members or third-party designees (the “Lender”) will deposit into the trust account established in connection with Plum’s Initial Public Offering (the “Trust Account”) the lesser of (A) $480,000 or (B) $0.12 for each Class A ordinary share, par value $0.0001 per share (each a “Public Share”) remaining after the holders of Plum’s Public Shares elected to redeem all or a portion of their Public Shares (the “Redemption”), in exchange for a non-interest bearing, unsecured promissory note issued by Plum to the Lender.

In addition, in the event that Plum has not consummated an initial business combination (“Business Combination”) by the Articles Extension Date (defined below), without approval of Plum’s Public Shareholders, Plum may, by resolution of the Board, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date (as defined below), extend the Termination Date up to nine times, each by one additional month (for a total of up to nine additional months to complete a Business Combination), provided that the Lender will deposit into the Trust Account for each such monthly extension, the lesser of (A) $160,000 or (B) $0.04 for each Public Share remaining after the Redemption, in exchange for a non-interest bearing, unsecured promissory note issued by Plum to the Lender.

Accordingly, on March 16, 2023, Plum entered into a subscription agreement (“Subscription Agreement”) with Polar Multi-Strategy Master Fund (the “Investor”) and the Sponsor (collectively, the “Parties”), the purpose of which is for the Sponsor to raise up to $1,500,000 from the Investor to fund the Articles Extension (defined below) and to provide working capital to Plum during the Articles Extension (“Investor’s Capital Commitment”). As such, subject to, and in accordance with the terms and conditions of the Subscription Agreement, the Parties agreed,

(a)     from time to time, Plum will request funds from the Sponsor for working capital purposes or for the Sponsor to fund an extension payment pursuant to Plum’s Amended and Restated Memorandum and Articles of Association (each a “Drawdown Request”). The Sponsor, upon on at least five (5) calendar days’ prior written notice (“Capital Notice”), may require a drawdown against the Investor’s Capital Commitment under a Drawdown Request (each a “Capital Call”);

(b)     in consideration of the Capital Calls, Sponsor will transfer 0.75 of a Class A ordinary share for each dollar the Investor funds pursuant to the Capital Call(s) (the “Subscription Shares”) to the Investor at the closing of the Business Combination (the “Business Combination Closing”). The Subscription Shares shall be subject to the Lock-Up Period as defined in section 5 of the Sponsor Letter Agreement dated March 2, 2023 (the “Letter Agreement”). The Subscription Shares shall not be subject to any additional transfer restrictions or any additional lock-up provisions, earn outs, or other contingencies and shall promptly be registered pursuant to the first registration statement filed by Plum or the surviving entity in relation to the Business Combination;

(c)     each member of the Sponsor has the right to contribute any amount requested under each Drawdown Request (“Sponsor Capital Contribution”), provided that such Sponsor Capital Contributions will be made on terms no more favorable than the Investor’s Capital Commitment. In addition, Plum and Sponsor maintain the ability to enter into other agreements with each other or with other parties which shall provide for funding of Plum (through the issuance of equity, entry into promissory notes, or otherwise) outside of Drawdown Requests, provided that the terms of any such agreement between Plum or Sponsor with each other or any party or parties will be no more favorable than the terms under this Agreement;

(d)    any amounts funded by the Sponsor to Plum under a Drawdown Request shall not accrue interest and shall be promptly repaid by Plum to the Sponsor upon the Business Combination Closing. Following receipt of such sums from Plum, and in any event within 5 business days of the Business Combination Closing, the Sponsor or Company shall pay to the Investor, an amount equal to all Capital Calls funded under the Subscription Agreement (the “Business Combination Payment”). The Investor may elect at the Business Combination Closing to receive such Business Combination Payment in cash or Class A ordinary shares at a rate of 1 Class A ordinary share for each $10 of the Capital Calls funded under the Subscription Agreement. If Plum liquidates without consummating the Business Combination, any amounts remaining in the Sponsor or Company’s cash accounts, not including Plum’s Trust Account, will be paid to the Investor within five (5) days of the liquidation; and

(e)     on the Business Combination Closing, the Sponsor will pay the Investor an amount equal to the reasonable attorney fees incurred by the Investor in connection with the Subscription Agreement not to exceed $5,000.

Promissory Note

On March 16, 2023, Plum issued an unsecured promissory note in the total principal amount of up to $250,000 (the “Promissory Note”) to Mr. Kanishka Roy, individually and as a member of Plum Partners LLC. Mr. Roy funded the initial principal amount of $250,000 on March 16, 2023. The Promissory Note does not bear interest and matures upon the consummation of Plum’s initial business combination with one or more businesses or entities. In the event Plum does not consummate a business combination, the Promissory Note will be repaid upon Plum’s liquidation only from amounts remaining outside of Plum’s trust account, if any. The Promissory Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Promissory Note and all other sums payable with regard to the Promissory Note becoming immediately due and payable.

Waiver of Deferred Underwriting Discount

On January 16, 2023, Goldman Sachs, the underwriter of the Company’s Initial Public Offering, waived any entitlement it had to its deferred underwriting discount in the amount of $11,172,572. In doing so, Goldman Sachs did not forfeit or waive any claim or right it otherwise has under the certain Underwriting Agreement dated March 15, 2021.